Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 14,287,093	R$ 15,528,052	R$ 13,418,529
Diluted Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	R$ 1,831.43	R$ 1,981.65	R$ 1,713.45
Preferred shares	2,014.57	2,179.82	1,884.80
Net Profit Attributable Diluted Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	6,936,588	7,535,924	6,511,367
Preferred shares	7,350,505	7,992,128	6,907,162
Weighted Average Shares Outstanding In Thousands Diluted [Member]
IfrsStatementLineItems [Line Items]
Common shares	3,787,533	3,802,851	3,800,140
Preferred shares	R$ 3,648,674	R$ 3,666,423	R$ 3,664,666